Oct. 28, 2026
SEI Ang Research Enhanced U.S. Large Cap Growth ETF
Investment Objective
Investment results that, before fees and expenses, track the total return performance of the iSTOXX Ang Research Enhanced U.S. Large Cap Growth Index.
Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1]	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.10%

[1] The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund’s adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

[2] Other Expenses are based on estimated amounts for the current fiscal year and rounded to 0.00%.

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$10
3 Years	$32

1 Year	$10
3 Years	$32

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

The Fund seeks to provide investment results that, before fees and expenses, track the total return performance of the iSTOXX Ang Research Enhanced U.S. Large Cap Growth Index (Underlying Index), which employs a rules-based equity methodology provided by STOXX Ltd. (Index Provider or STOXX). The Fund uses a “passive” or indexing approach to try to achieve its investment objective. The Fund invests at least 80% of its total assets in the component securities of the Underlying Index. For purposes of the Underlying Index, a large company is one that is also listed in the STOXX US Universal Large Cap Index and a U.S. company is a stock that is in the STOXX US Universal Growth Index. This 80% investment policy is non-fundamental and may be changed upon 60 days’ prior written notice to shareholders.

The Underlying Index constituents are selected from the STOXX US Universal Growth Index (Parent Index), which uses a rules-based methodology, and are weighted using an optimization process that considers multiple investment factors (Factors) including Momentum, Quality, Cyclical Value and Enhanced Value. The Parent Index uses a free float-adjusted market capitalization weighted benchmark that measures the performance of large and mid-capitalization U.S. securities that exhibit growth characteristics and covers approximately 85% of the investable U.S. equity market. A security’s final weight in the Parent Index is determined through STOXX’s proprietary weighting scheme that uses a relative quantitative assessment of such security’s growth and value scores. A security’s growth score is defined by STOXX as an equally-weighted combination of Sales Growth and Projected Earnings Growth (Growth Score). A security’s value score is defined by STOXX as Book-to-Price (Value Score).

Unlike a traditional market capitalization-weighted index, the Underlying Index uses a factor-based optimization process designed to emphasize securities exhibiting certain Momentum, Quality and Value characteristics. Factors are characteristics that the Index Provider believes have historically been associated with differences in security performance. The Underlying Index uses these Factors to identify securities that exhibit specific characteristics that the Index Provider believes may be associated with stronger investment performance over time.

Each factor incorporates multiple underlying quantitative signals (Signals) designed to capture distinct characteristics associated with that Factor. Momentum seeks to identify securities exhibiting positive price and earnings trends; Quality seeks to identify financially strong securities with durable profitability; Cyclical Value seeks to identify securities trading at attractive valuations based on traditional value measures; and Enhanced Value seeks to identify securities that may be undervalued based on broader measures of economic value and cash flow generation.

The optimization process seeks to balance exposure to the Factors while managing overall portfolio characteristics such as risk, turnover, and diversification.

As of October 5, 2026 the Underlying Index was comprised of 103 constituents with market capitalizations ranging from $11.00 billion to $5.76 trillion.

The Underlying Index also incorporates a proprietary factor weighting and timing framework that may adjust the relative emphasis on one or more Factors over time. This framework is designed to tilt exposure to a Factor that, based on quantitative measures, is believed to be better positioned relative to others under prevailing market conditions.

The Momentum Factor will be composed of scores assigned on the values of the following Signals: Price Medium Term Momentum, Low Short Interest, Hedge Fund Holdings, Idiosyncratic Medium Term Momentum, Analyst Revisions, and Economic Profit Momentum.

The Quality Factor will be composed of scores assigned on the values of the following Signals: Cash Flow to Assets, Return on Assets, Return on Equity, Sales to Assets, Sales to Enterprise Value, Gross Profits to Assets and Operating Accruals to Assets.

The Cyclical Value Factor will be composed of scores assigned on the values of the following Signals: Book-to-Price and Earnings Yield.

The Enhanced Value Factor incorporates the following Signals: Economic Profit Yield, Intangible Asset Ratio and Free Cash Flow Yield.

The Underlying Index and Parent Index are sponsored by STOXX, which is independent of the Trust and SIMC. The Index Provider follows its rules-based methodology to determine the composition, including the Factors and Signals, and relative weightings of the securities in the Underlying Index and Parent Index, and publishes information regarding the market value of the Underlying Index and Parent Index. From time to time, the Index Provider may make methodological changes to the Underlying Index, including but not limited to the Factors and Signals used, which may affect the Fund’s investment strategy or performance. The Underlying Index is generally reviewed and rebalanced by STOXX on a quarterly basis in accordance with the index methodology. Because the Underlying Index uses an optimization process, dynamic factor weighting, and multiple constraints, its performance may differ from that of the Parent Index and from other factor-based indexes.

SIMC uses an index replication approach to try to achieve the Fund’s investment objective. The Fund generally will attempt to invest in securities composing the Underlying Index in approximately the same proportions as they are represented in the Underlying Index. Unlike many investment companies that attempt to outperform a benchmark, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s investment performance will depend on the tracking of the Underlying Index and the performance of the Underlying Index. The Fund’s ability to track the performance of the Underlying Index will be affected by the size and timing of cash flows into and out of the Fund and the Fund’s fees and expenses and it may not be possible or practicable to purchase all of the securities composing the Underlying Index or to hold them in the same weightings as they are represented in the Underlying Index. In those cases, the Fund may employ an index optimization technique to replicate the Underlying Index. To the extent the Fund uses an index optimization technique to replicate the Underlying Index, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing an index optimization technique to replicate the Underlying Index, it must invest at least 80% of its assets in securities included in the Underlying Index. In seeking to track the performance of the Underlying Index, the Fund may invest in the following securities, not all of which may be constituents of the Underlying Index: common stocks, preferred stocks, depositary receipts, rights, warrants, ETFs, real estate investment trusts (REITs), and futures contracts. The Fund may use ETFs or futures contracts in lieu of investing directly in the securities making up the Underlying Index to obtain exposure to the equity markets, including during high volume periods of activity in the Fund, and may invest in certain fixed income instruments, such as Treasury bills, to serve as margin or collateral for such futures positions. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not represented in the Underlying Index, prior to or after their removal or addition to the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Performance Information
As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.